Warrants	3 Months Ended
Apr. 30, 2013
Warrants
Warrants

(7) Warrants

        The following table summarizes information about preferred stock warrants outstanding at January 31, 2012 and 2013 and April 17, 2013 (close of IPO):

	Preferred Stock Warrants
	A-1	B	C
Number of warrants outstanding	32,750	40,141	64,755
Exercise price	$2.50	$2.82	$3.78
Expiration	July 2015	May 2014 - June 2018	October 2015 - June 2018

        Warrants are reported as liabilities at their estimated fair value. Changes in fair value are reflected in the consolidated statements of operations as a component of interest expense. We compute the fair value of warrants using a Black-Scholes option pricing model. In order to calculate the fair value of the warrants, certain assumptions are made regarding components of the model, including volatility, risk-free interest rates, and the fair value of preferred stock underlying the warrant. The use of different assumptions could cause significant changes to fair value. Our estimated volatility utilizes an average of the stock volatility of peer, publicly traded companies. The risk-free interest rates are based on U.S. Treasury yields for treasury securities of similar maturity. During the fiscal year ended January 31, 2011, the fair value of preferred stock underlying the warrants was estimated using the option pricing method, which treats common stock and preferred stock as call options on the value of the enterprise, with exercise prices based on the liquidation preferences of the preferred stock. Effective February 1, 2011, the fair value of preferred stock underlying the warrants is estimated using the probability-weighted expected return method (PWERM). Under the PWERM, share value is based upon the probability-weighted present value of expected future net cash flows (distributions to stockholders), considering each of the possible future events and giving consideration for the rights and preferences of each class of stock. Accordingly, we computed the fair value of warrants to purchase preferred stock at January 31, 2012 and 2013 and April 17, 2013 based on Level 3 inputs. At January 31, 2012 and 2013 and April 17, 2013 the fair value of the warrant liability was calculated using the following underlying assumptions:

	January 31,
			April 17, 2013 (close of IPO) (unaudited)
	2012	2013
Risk-free interest rate	0.71%	0.88%	0.71%
Expected term	Remaining contractual term	Remaining contractual term	Remaining contractual term
Expected dividend yield	—	—	—
Expected volatility	50.3%	49.0%	49.0%

        In connection with the closing of our IPO, each of the preferred stock warrants automatically converted into a warrant to purchase shares of common stock with substantially the same terms. At the time of conversion of the warrants upon the closing of our IPO, the fair value of the warrants was $2.1 million, which was reclassified as a component of additional paid-in capital. No portion of the warrants has been exercised as of April 30, 2013.

        The following table presents our activity for preferred stock warrants for the fiscal years ended January 31, 2011, 2012 and 2013 and for the three months ended April 30, 2013 (in thousands):

Warrant Liability
Balance at February 1, 2010	$436
Mark to estimated fair value through interest expense	155

Balance at January 31, 2011	591
Mark to estimated fair value through interest expense	334

Balance at January 31, 2012	925
Mark to estimated fair value through interest expense	679

Balance at January 31, 2013	1,604
Mark to estimated fair value through interest expense (unaudited)	462
Reclassification of preferred stock warrant liability into additional paid-in capital upon closing of IPO on April 17, 2013 (unaudited)	(2,066)

Balance at April 30, 2013 (unaudited)	$—

        We also had two outstanding warrants for 26,000 and 22,400 shares of common stock exercisable at $0.65 and $0.0025, which expire in November 2016 and May 2021, respectively. The warrant for 22,400 shares of common stock was issued on May 20, 2011 and was deemed to have a fair value of $5.48 per share. The estimated fair value of the warrant on the issuance date of $0.1 million was recorded as a general and administrative expense with a corresponding offset to additional paid-in capital. The warrants, which were scheduled to expire in November 2016 and May 2021, automatically net exercised at the closing of our IPO on April 17, 2013 for 24,793 and 22,396 shares of common stock, respectively.